UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/10

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jason Schuck'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Jason Schuck'             Springfield, MA            10/05/10


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	101

Form 13F Information Table Value Total:	$573950
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     9382 328036.00SH       SOLE                328036.00
Abbott Laboratories            COM              002824100    10000 191421.69SH       SOLE                191421.69
Aflac Inc                      COM              001055102    14030 271329.88SH       SOLE                271329.88
Altria Group Inc               COM              02209S103      556 23132.00 SH       SOLE                 23132.00
American Electric Power        COM              025537101      221  6096.00 SH       SOLE                  6096.00
American Express Co            COM              025816109     7181 170847.39SH       SOLE                170847.39
Apache Corp                    COM              037411105    17307 177035.12SH       SOLE                177035.12
Apple Computer Inc             COM              037833100     3691 13008.00 SH       SOLE                 13008.00
Applied Matls Inc              COM              038222105      429 36733.00 SH       SOLE                 36733.00
Bank of America Corp           COM              060505104      526 40145.00 SH       SOLE                 40145.00
Bank of Montreal               COM              063671101      368  6375.00 SH       SOLE                  6375.00
Becton Dickinson Corp          COM              075887109     8651 116752.00SH       SOLE                116752.00
Berkshire Hathaway Inc Del Cl  COM              084670702      286  3460.00 SH       SOLE                  3460.00
Berkshire Hills Bancorp        COM              084680107      325 17162.00 SH       SOLE                 17162.00
Boeing Co                      COM              097023105      214  3220.00 SH       SOLE                  3220.00
Bristol Myers Squibb           COM              110122108      745 27485.00 SH       SOLE                 27485.00
Calgon Carbon                  COM              129603106      172 11865.00 SH       SOLE                 11865.00
Cephas Holding Corp.           COM              156718108        0 25000.00 SH       SOLE                 25000.00
Chevron Corp                   COM              166764100      350  4318.00 SH       SOLE                  4318.00
Chubb Corporation              COM              171232101     5349 93865.00 SH       SOLE                 93865.00
Cisco                          COM              17275R102    17662 806473.00SH       SOLE                806473.00
Citigroup Inc                  COM              172967101       83 21305.00 SH       SOLE                 21305.00
Coca Cola Co                   COM              191216100    15297 261398.09SH       SOLE                261398.09
Costco Warehouse Corp          COM              22160K105    15362 238213.22SH       SOLE                238213.22
Direxion Large Bull 3X         COM              25459W862     1590 30135.00 SH       SOLE                 30135.00
Dominion Resources Inc         COM              25746U109      388  8898.00 SH       SOLE                  8898.00
Duke Energy Corp               COM              26441C105      490 27676.00 SH       SOLE                 27676.00
Dupont                         COM              263534109    16498 369742.93SH       SOLE                369742.93
EAFE Int'l                     COM              464287465    23406 426181.20SH       SOLE                426181.20
EAFE Int'l-Vanguard            COM              921943858     6700 194080.00SH       SOLE                194080.00
EMC Corp                       COM              268648102    16353 805155.00SH       SOLE                805155.00
Emerging Markets MSCI          COM              464287234     3956 88360.00 SH       SOLE                 88360.00
Emerging Markets-Vanguard      COM              922042858     3799 83575.00 SH       SOLE                 83575.00
ExxonMobil Corp                COM              30231G102    27357 442736.02SH       SOLE                442736.02
Fiserv Inc                     COM              337738108    11309 210135.00SH       SOLE                210135.00
Fluor Corporation              COM              343412102     8427 170140.31SH       SOLE                170140.31
General Dynamics Corp          COM              369550108      433  6890.00 SH       SOLE                  6890.00
General Electric               COM              369604103    14988 922356.49SH       SOLE                922356.49
Goldman Sachs                  COM              38141G104    15219 105263.00SH       SOLE                105263.00
Google Inc-CL A                COM              38259P508    16678 31720.00 SH       SOLE                 31720.00
Huntington Bancshares Inc      COM              446150104       66 11598.00 SH       SOLE                 11598.00
IShares Biotech                COM              464287556     9417 109249.00SH       SOLE                109249.00
IShares Russell 2000           COM              464287655      833 12337.00 SH       SOLE                 12337.00
IShares S&P Preferred Stock In COM              464288687      841 21135.00 SH       SOLE                 21135.00
ITT Inds Inc Ind               COM              450911102      291  6210.00 SH       SOLE                  6210.00
Intel Corp                     COM              458140100    12859 668701.72SH       SOLE                668701.72
Investment Co Amer             COM              461308108      259  9920.28 SH       SOLE                  9920.28
Ishares S&P 600                COM              464287804    17592 297720.31SH       SOLE                297720.31
JP Morgan Chase                COM              46625H100      245  6433.00 SH       SOLE                  6433.00
Johnson & Johnson              COM              478160104    13218 213332.37SH       SOLE                213332.37
Kimberly-Clark Corp            COM              494368103     5841 89793.75 SH       SOLE                 89793.75
Kraft Foods Inc Cl A           COM              50075N104      339 10971.00 SH       SOLE                 10971.00
McCormick Co                   COM              579780206     5414 128778.53SH       SOLE                128778.53
Merck & Co Inc                 COM              58933Y105      222  6036.00 SH       SOLE                  6036.00
Microsoft Corp                 COM              594918104    14664 598763.35SH       SOLE                598763.35
Minnesota Mng & Mfg            COM              88579Y101    14742 170014.00SH       SOLE                170014.00
Nalco Holding Co               COM              62985Q101      257 10200.00 SH       SOLE                 10200.00
Nokia Corp Sponsored ADR       COM              654902204      255 25415.00 SH       SOLE                 25415.00
Northeast Utilities            COM              664397106      219  7399.00 SH       SOLE                  7399.00
Northern Trust Corp            COM              665859104     6943 143933.38SH       SOLE                143933.38
Nutracea                       COM              67060N204       10 75129.00 SH       SOLE                 75129.00
Occidental Petroleum Co        COM              674599105      204  2600.00 SH       SOLE                  2600.00
Oracle Corp                    COM              68389X105     9861 367265.47SH       SOLE                367265.47
Paychex Inc                    COM              704326107    10779 392091.84SH       SOLE                392091.84
Peabody Energy                 COM              704549104      490 10000.00 SH       SOLE                 10000.00
Peoples United Fin'l Inc       COM              712704105      779 59535.00 SH       SOLE                 59535.00
Pfizer Inc                     COM              717081103      655 38123.00 SH       SOLE                 38123.00
Phillip Morris International,  COM              718172109    10589 189019.99SH       SOLE                189019.99
Pitney Bowes                   COM              724479100      277 12950.00 SH       SOLE                 12950.00
Procter & Gamble               COM              742718109    17175 286390.80SH       SOLE                286390.80
Progress Energy Inc            COM              743263105      372  8365.00 SH       SOLE                  8365.00
Qualcomm Inc                   COM              747525103    12976 287582.17SH       SOLE                287582.17
Rite Aid Corp                  COM              767754104       24 25625.00 SH       SOLE                 25625.00
SPDR S&P Midcap 400            COM              78467Y107     6103 41916.00 SH       SOLE                 41916.00
Salary Com Inc                 COM              794006106       44 10815.00 SH       SOLE                 10815.00
Schlumberger Ltd               COM              806857108     5257 85324.00 SH       SOLE                 85324.00
Searchlight Minerals Corp Com  COM              812224202       91 92850.00 SH       SOLE                 92850.00
Sirius XM Radio Inc            COM              82967N108      108 89700.00 SH       SOLE                 89700.00
Smith & Wesson                 COM              831756101       38 10625.00 SH       SOLE                 10625.00
Southern Co                    COM              842587107      609 16343.00 SH       SOLE                 16343.00
Spdr Tr Unit Ser 1             COM              78462F103     4013 35158.00 SH       SOLE                 35158.00
Staples Inc                    COM              855030102      297 14190.00 SH       SOLE                 14190.00
Target Corp                    COM              87612E106     8140 152321.60SH       SOLE                152321.60
Toyota Motor Corp Sp           COM              892331307      358  5000.00 SH       SOLE                  5000.00
Transocean LTD                 COM              H8817H100     7561 117613.00SH       SOLE                117613.00
US Natural Gas Fund            COM              912318102     2590 419885.00SH       SOLE                419885.00
United Parcel Svc Cl B         COM              911312106    12152 182215.74SH       SOLE                182215.74
United Technologies            COM              913017109     1598 22430.00 SH       SOLE                 22430.00
Vanguard Mid Cap               COM              922908629     5629 84890.00 SH       SOLE                 84890.00
Vanguard Small Cap ETF         COM              922908751      993 15655.00 SH       SOLE                 15655.00
Verizon Communications         COM              92343V104      560 17194.00 SH       SOLE                 17194.00
Walt Disney                    COM              254687106    13246 400183.00SH       SOLE                400183.00
Wave Systems                   COM              943526301       90 40000.00 SH       SOLE                 40000.00
Xcel Energy Inc                COM              98389B100      201  8770.00 SH       SOLE                  8770.00
1-3 Month SPDR ETF             ETF              78464A680      210  4570.00 SH       SOLE                  4570.00
1-3 Yr Treasury ETF            ETF              464287457      285  3380.00 SH       SOLE                  3380.00
1-30 Laddered Treasury ETF     ETF              73936T524     2749 92232.00 SH       SOLE                 92232.00
Aggregate Bond ETF             ETF              464287226      419  3860.00 SH       SOLE                  3860.00
Fixed Rate Mortgage Bond ETF   ETF              464288588    13762 126104.00SH       SOLE                126104.00
High Yield Bond ETF            ETF              78464A417      685 17125.00 SH       SOLE                 17125.00
Total Bond Mkt ETF             ETF              921937835    21680 262277.00SH       SOLE                262277.00